Placement Warrants (Q2) (Details) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 27, 2018	Nov. 20, 2018	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Placement Warrants [Abstract]
Aggregate purchase price of warrants				$ 5,910,416	$ 0
Placement Warrant [Member]
Placement Warrants [Abstract]
Warrants issued (in shares)	410,416	5,500,000
Warrant price (in dollars per share)	$ 1.00	$ 1.00
Aggregate purchase price of warrants	$ 410,416	$ 5,500,000
Exercise price (in dollars per share)			$ 11.50		$ 11.50
Warrants expiration period			5 years		5 years
Period not to transfer, assign or sell warrants			30 days		30 days
Placement Warrant [Member] | Class A Common Stock [Member]
Placement Warrants [Abstract]
Number of shares called by each warrant (in shares)			1		1